Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2030 Fund, Class A, Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2030 Fund | Class A, Invesco Balanced-Risk Retirement 2030 Fund
Annual Total Returns
'08	(33.64%)
'09	26.76%
'10	13.06%